Note 10 - Leases (Details Textual) - USD ($)	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Operating Lease, Right-of-Use Asset	$ 316,271	$ 64,094
Operating Lease, Liability, Total	$ 317,171
Banner Midstream Corp. [Member]
Lessee, Right of Use Asset		365,220
Finance Lease, Right-of-Use Asset, before Accumulated Amortization		301,126
Operating Lease, Right-of-Use Asset		64,094	$ 116,697
Lease Liability		379,658
Finance Lease, Liability, Total		295,058
Operating Lease, Liability, Total		$ 67,523
Minimum [Member]
Lessee, Operating Lease, Discount Rate	2.50%
Lessee, Operating Lease, Term of Contract (Year)	42 months
Minimum [Member] | Banner Midstream Corp. [Member]
Lessee, Operating Lease, Discount Rate		2.50%
Lessee, Operating Lease, Term of Contract (Year)		42 years
Maximum [Member]
Lessee, Operating Lease, Discount Rate	11.36%
Lessee, Operating Lease, Term of Contract (Year)	60 months
Maximum [Member] | Banner Midstream Corp. [Member]
Lessee, Operating Lease, Discount Rate		11.36%
Lessee, Operating Lease, Term of Contract (Year)		60 years